Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts

Translation of amounts from the functional currencies into US$ was made at the following exchange rates:

	2026	2025	2024
Balance sheet items, except for equity accounts (as of June 30):
HK$ to US$1	7.84	7.85	7.81
RMB to US$1	6.79	7.17	7.27
VND to US$1	26,311	26,103	25,455
SGD to US$1	1.29	1.27	-
IDR to US$1	17,910	-	-
Statement of operations and cash flow items (average for the years ended June 30):
HK$ to US$1	7.81	7.79	7.82
RMB to US$1	7.00	7.21	7.21
VND to US$1	26,279	25,420	24,548
SGD to US$1	1.28	1.33	-
IDR to US$1	16,854	-	-

Schedule of Depreciates Property, Plant, and Equipment using the Straight-Line Method

The Company depreciates property, plant, and equipment using the straight-line method as follows:

Buildings	20 to 50 years

Leasehold improvements	5 years

Plant and machinery	5 to 20 years

Motor Vehicles	5 to 15 years

Office equipment	1 to 10 years